BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2023
Borrowings [abstract]
Disclosure of detailed information about borrowings
Principal repayments on total borrowings due over the next five years and thereafter are as follows:

(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total borrowings
2024	$1,929	$372	$546	$—	$2,847
2025	2,451	274	728	—	3,453
2026	1,483	450	3,280	—	5,213
2027	2,408	523	2,190	—	5,121
2028	840	4,194	3,528	1,440	10,002
Thereafter	8,504	3,367	4,487	—	16,358
Total - principal repayments	$17,615	$9,180	$14,759	$1,440	$42,994
Deferred financing costs and other accounting adjustments	(305)	(203)	(237)	—	(745)
Total - December 31, 2023	$17,310	$8,977	$14,522	$1,440	$42,249
Total - December 31, 2022	$15,929	$13,411	$15,253	$2,100	$46,693
The following table summarizes the weighted average interest rates and terms of non-recourse subsidiary borrowings in subsidiaries of the partnership as at December 31, 2023 and 2022:

	Weighted average rate (%)		Weighted average term (years)		Consolidated
(US$ MILLIONS, except as noted)	2023	2022	2023	2022	2023	2022
Business services	8.6%	7.6%	7.6	8.3	$17,310	$15,929
Infrastructure services	7.9%	6.9%	4.8	4.1	8,977	13,411
Industrials	8.8%	7.8%	5.2	4.7	14,522	15,253
Total	8.5%	7.4%	6.1	5.8	$40,809	$44,593
The partnership enters into interest rate derivatives to mitigate the risk of interest rate movements on its floating rate debt instruments. Refer to Note 26 and Note 27 for additional information on the partnership’s interest rate derivatives and financial risk management. As at December 31, 2023, the weighted average interest rate of the partnership’s total non-recourse borrowings including the effect of interest rate derivatives was 8.0%.
The following table summarizes the non-recourse borrowings in subsidiaries of the partnership by currency as at December 31, 2023 and 2022:

(US$ MILLIONS, except as noted)	2023	Local currency		2022	Local currency
U.S. dollars	$19,447		$19,447	$25,843		$25,843
Euros	7,114		€6,437	7,481		€6,997
Brazilian reais	4,610	R$	22,311	2,908	R$	15,171
Australian dollars	7,033	A$	10,324	6,033	A$	8,855
Indian rupees	802	INR	66,848	660	INR	54,560
Canadian dollars	976	C$	1,293	1,136	C$	1,539
Other	827			532
Total	$40,809			$44,593